Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	0000826644
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Feb. 28, 2013